Financial assets measured at amortized cost from virtual bank (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Financial assets measured at amortized cost from virtual bank
Loans and advances to customers	¥ 3,142
Less: expected credit loss provision	(61)
Financial assets measured at amortized cost from virtual bank	¥ 3,081